UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

PHOCAS REAL ESTATE FUND

SEMI-ANNUAL REPORT
June 30, 2012

August 29, 2012

Performance Summary

The securitized commercial real estate market, as measured by the NAREIT Equity REIT Index (the “Index” or the “Benchmark”), delivered a total return of 14.91% for the six month period ended June 30, 2012.  The Fund, which returned 13.66% for the same six-month period, underperformed the Index, as select stocks underperformed, and the Portfolio’s overweight position in Industrial and Office sectors, as well as the underweight position in Healthcare, impacted performance.

The trends experienced in the first half of 2012 reversed somewhat, as the larger REITs (i.e., total market capitalization >$5 billion) outperformed the Index, while the $1 billion-$5 billion and <$1 billion groups underperformed the Index.  In addition, the REITs with above average leverage underperformed the Index, while lower leveraged names outperformed.  On a sector basis, Regional Malls, Shopping Centers and Industrial were the biggest outperformers in the first half of the year, while Apartments, Diversified and Lodging were the biggest laggards.

Market Summary

Renewed macro concerns – a European recession and slowing Asian economies – have clouded visibility and thereby increased investors’ aggregate appetite for perceived “safe haven” investments, including hard assets with current income.  Accordingly, REITs had a strong relative second quarter, and for the six-month period clawed their way ahead of the broader market, as measured by the S&P 500® Index, +9.49%.

Here in America, we have issues of our own.  Employers are very slow to hire, and many of them point to the specter of profits pressured by higher medical insurance costs for employees.  They’re also nervous about the potential for a European recession to spillover to the U.S.  Thus, slow growth of perhaps 2% is what most economists expect for the U.S. – not a recession, but an economy growing barely fast enough to keep from stalling.

We must keep in mind, however, that it’s certainly possible things could start going the right way again.  Housing here in the U.S. appears to be improving, but not at the expense of apartment owners, and interest rates remain incredibly low, making it quite cost effective for businesses to borrow and expand.  It’s possible that our politicians will come to some agreement on a prudent course for spending and taxation, which would reduce the uncertainty that is partly holding back this economy.  And it’s even possible that Greece and Spain finally come to the understanding that they cannot continue along this path to financial ruin and begin to take measures to behave in a fiscally responsible manner.  The European community is now developing plans to support the weakest banks and the debt of the most fiscally troubled countries.

Fund Positioning

The Fund is positioned to balance risk and return given the strong run in the REIT market over the last three quarters, and our desire to protect downside given the slowdown of macro and potential industry tailwinds.  In general, the Fund continues to hold positions in companies with strong balance sheets, positive fundamentals and company specific catalysts, which have been purchased at reasonable absolute and relative valuations.  The positioning remains stable, with limited turnover, as we believe the portfolio holdings can increase Net Asset Value (“NAV”) and Funds From Operations (“FFO”), even in a slow growth environment: the idea being to look for offense while playing defense.

Contributors

Coresite Realty Corporation (COR) posted a great six months as datacenter tenant demand remains strong.  Coresite’s build out of its sales platform and expansion of the management team should help accelerate growth, while its small size should allow it to more easily source growth opportunities as it looks to expand into new markets.  Another small cap REIT that posted solid performance for the first six months of the year was Kilroy Realty (KRC).  Kilroy’s price was rewarded as its west coast office markets, primarily San Francisco, were the best performing markets in the country for the year to date.  Extra Space Storage (EXR), one of just 4 Storage REITs in the Index, continued its strong performance dating back through 2011.  EXR’s top line revenue growth remains at the top of the sector, while its expense savings continued to boost profits.

Detractors

First Potomac Realty Trust (FPO) underperformed for the six month period as the internal investigation into its material weakness in its internal control over financial reporting has put the company in the penalty box with investors.  The investigation is over, and the stock has recovered some since the end of the quarter, but the event certainly appears to have impaired the credibility of FPO’s management.  Colonial Properties (CLP) also underperformed for the period, but the stock continued to be a turnaround story as the company moves away from the Retail real estate and focuses more on Residential.  The transactional costs of this transformation has weighed down share price relative to Residential peers.  Lastly, Alexandria Real Estate (ARE) underperformed, as its re/development pipeline weighs on the share price.  We believe that as major market lab clusters dominate leasing headlines and large pharmaceutical firms increasingly focused on partnering with elite educational institutions that the focus on high quality, urban lab spaces will become only more important over the next several years.

Best regards,

Phocas Financial Corporation

William Schaff, CFA	James Murray, CFA

Past performance is not a guarantee of future results.

The information above represents the opinions of the Fund Managers, and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Fund is exposed to the same risks that are associated with the direct ownership of real estate including, but not limited to, a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increasing operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate.  The Real Estate Fund (the “Fund”) may invest in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

This document must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for complete fund holdings.  Current and future portfolio holdings are subject to risk.

The NAREIT Equity REIT Index is an unmanaged index of all tax qualified REITs that are publicly traded, and have 75% or more of their gross invested book assets invested directly or indirectly in equity ownership of real estate.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

It is not possible to invest directly in an index.

Phocas Real Estate Fund

EXPENSE EXAMPLE – June 30, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/12 – 6/30/12).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.50% for the Fund per the operating expenses limitation agreement.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Phocas Real Estate Fund

EXPENSE EXAMPLE – June 30, 2012 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/12	6/30/2012	1/1/12 – 6/30/2012*
Actual	$1,000.00	$1,136.60	$8.06
Hypothetical (5% return	$1,000.00	$1,017.60	$7.61
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days (to reflect the one-half year period).

SECTOR ALLOCATION OF PORTFOLIO ASSETS – June 30, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares	COMMON STOCKS - 99.73%	Value

	Apartments - 12.44%
1,722	AvalonBay Communities, Inc.	$243,628
3,641	Equity Residential	227,053
683	Essex Property Trust, Inc.	105,127
		575,808
	Diversified - 13.85%
4,301	Colonial Properties Trust	95,224
6,436	CoreSite Realty Corp.	166,177
3,008	Digital Realty Trust, Inc.	225,811
1,832	Vornado Realty Trust	153,851
		641,063
	Health Care - 9.01%
4,486	HCP, Inc.	198,057
3,471	Ventas, Inc.	219,090
		417,147
	Hotels - 6.60%
3,432	LaSalle Hotel Properties	100,008
31,824	Strategic Hotels & Resorts, Inc. (a)	205,583
		305,591
	Manufactured Homes - 2.17%
2,274	Sun Communities, Inc.	100,602

	Office Property - 18.73%
3,292	Alexandria Real Estate Equities, Inc.	239,394
2,857	Boston Properties, Inc.	309,613
1,879	Kilroy Realty Corp.	90,963
2,833	SL Green Realty Corp.	227,320
		867,290
	Regional Malls - 16.08%
7,455	Glimcher Realty Trust	76,190
4,295	Simon Property Group, Inc.	668,560
		744,750
	Shopping Centers - 7.25%
4,134	Acadia Realty Trust	95,826
1,700	Federal Realty Investment Trust	176,953
3,301	Kimco Realty Corp.	62,818
		335,597

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited), Continued

Shares		Value

	Storage - 7.63%
11,474	CubeSmart	$133,902
7,175	Extra Space Storage, Inc.	219,555
		353,457
	Warehouse/Industrial - 5.97%
12,517	First Potomac Realty Trust	147,325
3,891	Prologis, Inc.	129,298
		276,623
	TOTAL COMMON STOCKS
	(Cost $3,051,729)	4,617,928

	SHORT-TERM INVESTMENTS - 0.86%

40,052	Invesco STIT-STIC
	Prime Portfolio, 0.08% (b)	40,052

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,052)	40,052
	TOTAL INVESTMENTS
	IN SECURITIES
	(Cost $3,091,781) - 100.59%	4,657,980
	Liabilities in Excess
	of Other Assets - (0.59)%	(27,404)
	NET ASSETS - 100.00%	$4,630,576

(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2012 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $3,091,781)	$4,657,980
Receivables:
Due from Advisor (Note 4)	7,419
Dividends and interest	13,695
Prepaid expenses	4,011
Total assets	4,683,105
LIABILITIES
Payables:
Administration fees	10,996
Fund accounting fees	9,334
Transfer agent fees and expenses	8,776
Audit fees	8,556
Distribution fees	6,109
Shareholder reporting	3,465
Chief Compliance Officer fee	2,313
Custody fees	1,400
Legal fees	1,083
Accrued other expenses	497
Total liabilities	52,529
NET ASSETS	$4,630,576
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$4,630,576
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	202,356
Net asset value, offering and redemption price per share	$22.88
COMPOSITION OF NET ASSETS
Paid-in capital	$3,985,764
Undistributed net investment income	55,127
Accumulated net realized loss on investments	(976,514)
Net unrealized appreciation on investments	1,566,199
Net assets	$4,630,576

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$65,264
Interest	31
Total income	65,295
Expenses
Adminstration fees (Note 4)	16,878
Advisory fees (Note 4)	16,388
Fund accounting fees (Note 4)	14,288
Transfer agent fees and expenses (Note 4)	13,638
Audit fees	8,556
Distribution fees (Note 5)	5,463
Legal fees	4,952
Chief Compliance Officer fee (Note 4)	3,479
Custody fees (Note 4)	3,087
Trustee fees	2,526
Miscellaneous expenses	1,573
Reports to shareholders	1,472
Insurance expense	946
Registration fees	697
Total expenses	93,943
Less: advisory fee waiver and expense reimbursement (Note 4)	(61,166)
Net expenses	32,777
Net investment income	32,518
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	182,420
Net change in unrealized appreciation on investments	336,632
Net realized and unrealized gain on investments	519,052
Net Increase in Net Assets Resulting from Operations	$551,570

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2012	December 31,
	(Unaudited)	2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$32,518	$32,237
Net realized gain on investments	182,420	12,685
Net change in unrealized
appreciation on investments	344,411	276,666
Net increase in net assets
resulting from operations	559,349	321,588
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(10,904)
Total distributions to shareholders	—	(10,904)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(65,685)	(471,604)
Total increase/(decrease) in net assets	485,885	(153,141)
NET ASSETS
Beginning of period	4,136,912	4,297,832
End of period	$4,630,576	$4,136,912
Accumulated net investment income	$55,127	$22,609

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,481	$ 134,830	9,815	$195,090
Shares issued on
reinvestments of
distributions	—	—	568	10,904
Shares redeemed	(9,652)	(200,515)	(34,522)	(677,598)
Net decrease	(3,171)	$ (65,685)	(24,139)	$(471,604)

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months
	Ended
	June 30,
	2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value,
beginning of period	$20.13		$18.71	$15.43	$11.88	$18.64	$21.90
Income from
investment operations:
Net investment income	0.26		0.15	0.10	0.26	0.32 ^	0.18
Net realized and unrealized
gain/(loss) on investments	2.49		1.32	3.37	3.56	(6.90)	(3.15)
Total from
investment operations	2.75		1.47	3.47	3.82	(6.58)	(2.97)
Less distributions:
From net
investment income	—		(0.05)	(0.19)	(0.27)	(0.17)	(0.18)
From net realized
gain on investments	—		—	—	—	(0.02)	(0.11)
Total distributions	—		(0.05)	(0.19)	(0.27)	(0.19)	(0.29)
Redemption fees retained	—		—	—	—	0.01 ^	—
Net asset value,
end of period	$22.88		$20.13	$18.71	$15.43	$11.88	$18.64
Total return	13.66	%‡	7.89%	22.50%	32.25%	-35.11%	-13.56%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,631		$4,137	$4,298	$3,068	$2,694	$3,659
Ratio of expenses to
average net assets:
Before expense
reimbursement	4.29	%†	4.38%	4.76%	6.47%	4.85%	5.00%
After expense
reimbursement	1.50	%†	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment
income/(loss) to
average net assets:
Before expense
reimbursement	(1.31	)%†	(2.14)%	(2.57)%	(2.90)%	(1.38)%	(2.33)%
After expense
reimbursement	1.48	%†	0.74%	0.69%	2.07%	1.97%	1.17%
Portfolio turnover rate	20.15	%‡	17.61%	65.76%	60.14%	98.56%	24.81%

†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Phocas Real Estate Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is long-term total investment return through a combination of capital appreciation and current income.  The Fund commenced operations on September 29, 2006.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011, or expected to be taken in the Fund’s 2012 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 90 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. During the six months ended June 30, 2012, the Fund retained no redemption fees.

G.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Fund’s investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks (REITS)
Apartments	$575,808	$—	$—	$575,808
Diversified	641,063	—	—	641,063
Health Care	417,147	—	—	417,147
Hotels	305,591	—	—	305,591
Manufactured Homes	100,602			100,602
Office Property	867,290	—	—	867,290
Regional Malls	744,750	—	—	744,750
Shopping Centers	335,597	—	—	335,597
Storage	353,457			353,457
Warehouse/Industrial	276,623	—	—	276,623
Total Common Stocks
(REITS)	4,617,928	—	—	4,617,928
Short-Term Investments	40,052	—	—	40,052
Total Investments
in Securities	$4,657,980	$—	$—	$4,657,980

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2012, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended June 30, 2012.

New Accounting Pronouncement: In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

presented.  The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Phocas Financial Corporation (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.75% based upon the average daily net assets of the Fund.  For the six months ended June 30, 2012, the Fund incurred $16,388 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.50% of average daily net assets of the Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended June 30, 2012, the Advisor reduced its fees and absorbed Fund expenses in the amount of $61,166 for the Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

2012	2013	2014	2015	Total
$117,654	$120,363	$124,754	$61,166	$423,937

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

For the six months ended June 30, 2012, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Fund Administration	$16,878
Fund Accounting	14,288
Transfer Agency (a)	8,863
Chief Compliance Officer	3,479
Custody	3,087

(a)	Does not include out-of-pocket expenses

At June 30, 2012, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

Fund Administration	$10,996
Fund Accounting	9,334
Transfer Agency (a)	5,084
Chief Compliance Officer	2,313
Custody	1,400

(a)	Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended June 30, 2012, the Fund paid the Distributor $5,463.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $887,365 and $945,811, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has a line of credit in the amount of $515,000. The line of credit was intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility was with the Fund’s custodian, U.S. Bank, N.A. During the six months ended June 30, 2012, the Fund did not draw upon its line of credit.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO
  SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to investments in real estate investment trusts.

The distributions paid by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 were characterized as follows:

	6/30/12	12/31/11
Ordinary income	$—	$10,904

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2011, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments for tax purposes (a)	$3,035,127
Gross tax unrealized appreciation	1,254,211
Gross tax unrealized depreciation	(136,385)
Net tax unrealized appreciation	1,117,826
Undistributed ordinary income	22,609
Undistributed long-term capital gain	—
Total distributable earnings	22,609
Other accumulated losses	(1,054,972)
Total accumulated earnings	$85,463

(a)	Difference between book losses and tax losses is attributable to the tax treatment of wash sales.

Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

At December 31, 2011, the Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

		Short-Term	Long-Term
2016	2017	Indefinite	Indefinite	Total
$520,545	$500,961	$25,709	$7,757	$1,054,972

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Phocas Real Estate Fund

NOTICE TO SHAREHOLDERS at June 30, 2012 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 746-2271 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12 months Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ended June 30, 2012 is available without charge, upon request, by calling (866) 746-2271. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (866) 746-2271.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-746-2271 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Phocas Real Estate Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Phocas Financial Corporation
980 Atlantic Avenue, Suite 106
Alameda, CA  94501

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
77 East 55th Street
New York, NY  10022

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 746-2271

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866) 746-2271.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date   September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date   September 5, 2012

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date   September 5, 2012

* Print the name and title of each signing officer under his or her signature.